DERIVATIVE LIABILITIES Warrants - Purchase Consideration and Contingent Consideration (Details) - USD ($)			12 Months Ended
	May 18, 2020	Nov. 20, 2019	Dec. 31, 2020	Dec. 31, 2021	Oct. 04, 2021	Mar. 23, 2021
Disclosure of detailed information about business combination [line items]
Share issuance - make-whole			$ 3,765,927
Qualifying Transaction
Disclosure of detailed information about business combination [line items]
Derivative liabilities				$ 2,813,718
Sira Acquisition
Disclosure of detailed information about business combination [line items]
Contingent consideration				21,821,132
Contingent consideration fair value			$ 22,961,411	25,315,871
Oasis
Disclosure of detailed information about business combination [line items]
Contingent consideration				117,615,000		$ 117,615,000
Contingent consideration fair value				28,667,000
GSD
Disclosure of detailed information about business combination [line items]
Contingent consideration				89,561,000
Contingent consideration fair value				91,671,000
PA Natural Acquisition
Disclosure of detailed information about business combination [line items]
Contingent consideration				39,041,245	$ 39,041,245
Contingent consideration fair value				$ 39,868,080
Exchangeable Shares
Disclosure of detailed information about business combination [line items]
Share issuance - make-whole, shares	614,515	389,905
Exchangeable Shares | Qualifying Transaction
Disclosure of detailed information about business combination [line items]
Share issuance - make-whole	$ 3,765,927	$ 3,245,180
Share issuance - make-whole, shares	614,515	389,905